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                                                           FILE NUMBER 028-00568


                                   FORM 13F
               INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
             MANAGERS PURSUANT TO SECTION 13 (F) OF THE SECURITIES
                   EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                      Securities and Exchange Commission
                               Washington, D.C.

          Report for the Calendar Year or Quarter Ended June 30, 2001
                      If amended report check here: _____



Name of Institutional Investment Manager:

Robert E. Torray & Co. Inc.

Business Address:

6610 Rockledge Drive, Suite 450, Bethesda, Maryland  20817

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:

William M Lane, Vice President  (301) 493-4600


     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements, and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Bethesda and the State of Maryland on the _______ day of ________________ , 19___.



                               By:  /s/ William M Lane
                                    -------------------------------
                                    William M Lane, Vice President
                                    for Robert E. Torray & Co. Inc.


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June 30, 2001                       Form 13F - Robert E. Torray & Co. Inc.

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      Item 1         Item 2     Item 3      Item 4      Item 5             Item 6            Item 7               Item 8
                     Title      CUSIP     Fair Market   Total              Invest                            Voting Authority
                                                                  --------------------------           ----------------------------
Name of Issuer       of Class  Number        Value      Shares    (a)Sole (b)Shared (c)Other Managers  (a) Sole  (b) Shared (c)None
A T & T Corporation  common   001957109   71,076,214   3,230,737   X                          All     3,230,737
                                          16,088,600     731,300   X                          All                            731,300
Abbott Laboratories  common   002824100  173,025,600   3,604,700   X                          All     3,604,700
                                          40,065,600     834,700   X                          All                            834,700
Agilent Technologies
  Inc.               common   00846U101   53,189,500   1,636,600   X                          All     1,636,600
                                          15,765,750     485,100   X                          All                            485,100
American Home
  Products
  Corporation        common    02660910   69,468,938   1,182,450   X                          All     1,182,450
                                          14,646,375     249,300   X                          All                            249,300
Archer Daniels
  Midland Company    common    03948310   50,779,544   3,891,153   X                          All     3,891,153
                                          13,229,190   1,013,731   X                          All                          1,013,731
Bank of America
  Corporation        common   060505104   65,582,775   1,092,500   X                          All     1,092,500
                                          18,711,351     311,700   X                          All                            311,700
Bank One
  Corporation        common   06423A103   84,657,836   2,364,744   X                          All     2,364,744
                                          21,295,236     594,839   X                          All                            594,839
Boston Scientific
  Corporation        common   101137107  103,433,100   6,084,300   X                          All     6,084,300
                                          23,026,500   1,354,500   X                          All                          1,354,500
Bristol-Myers Squibb
  Company            common   110122108   89,107,171   1,703,770   X                          All     1,703,770
                                          18,331,150     350,500   X                          All                            350,500
Carramerica Realty
  Company            common   144418100    1,720,200      56,400   X                          All        56,400
                                           1,860,500      61,000   X                          All                             61,000
Clear Channel
  Communications     common   184502102  106,188,720   1,693,600   X                          All     1,693,600
                                          24,496,890     390,700   X                          All                            390,700
Compaq Computer
  Corporation        common   204493100   59,283,804   3,869,700   X                          All     3,869,700
                                          13,051,108     851,900   X                          All                            851,900
Dana Corporation     common   235811106   10,738,734     460,100   X                          All       460,100
                                           3,529,008     151,200   X                          All                            151,200
Disney (Walt)
  Company            common   254687106   93,326,256   3,230,400   X                          All     3,230,400
                                          20,101,662     695,800   X                          All                            695,800
Du Pont (E.I.) de
  Nemours            common   263534109   77,251,536   1,601,400   X                          All     1,601,400
                                          18,085,176     374,900   X                          All                            374,900
Emerson Electric
  Company            common   291011104   50,907,725     841,450   X                          All       841,450
                                          12,995,400     214,800   X                          All                            214,800
First Union
  Corporation        common   337358105   59,630,421   1,706,652   X                          All     1,706,652
                                          13,525,274     387,100   X                          All                            387,100
Ford Motor Company   common   345370860   48,481,340   1,974,800   X                          All     1,974,800
                                          11,715,260     477,200   X                          All                            477,200


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June 30, 2001                  Form 13F - Robert E. Torray & Co. Inc.

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         Item 1         Item 2    Item 3    Item 4        Item 5             Item 6             Item 7           Item 8

                        Title     CUSIP   Fair Market     Total              Invest                           Voting Authority
                                                                   --------------------------           ----------------------------
Name of Issuer         of Class   Number     Value        Shares   (a)Sole (b)Shared (c)Other  Managers (a) Sole  (b) Shared (c)None
Franklin Resources,
  Inc.                  common  354613101   121,416,825   2,652,760  X                           All  2,652,760
                                             23,173,351     506,300  X                           All                         506,300
Gannett Company Inc.    common  364730101    73,788,230   1,119,700  X                           All  1,119,700
                                             17,700,740     268,600  X                           All                         268,600
General Dynamics
  Corporation           common  369550108   139,100,937   1,787,700  X                           All  1,787,700
                                             30,983,942     398,200  X                           All                         398,200
Hughes Electronics
  Corporation           common  370442832   139,751,570   6,699,500  X                           All  6,699,500
                                             29,884,036   1,432,600  X                           All                       1,432,600
Gillette Company, The   common  375766102    80,482,038   2,776,200  X                           All  2,776,200
                                             19,832,059     684,100  X                           All                         684,100
Illinois Tool Works     common  452308109   154,027,890   2,433,300  X                           All  2,433,300
                                             34,384,560     543,200  X                           All                         543,200
I B M Corporation       common  459200101    57,584,800     509,600  X                           All    509,600
                                             12,463,900     110,300  X                           All                         110,300
Interpublic Group of
  Companies             common  460690100   102,123,325   3,479,500  X                           All  3,479,500
                                             23,570,985     803,100  X                           All                         803,100
J.P. Morgan Chase &
  Company               common  46625H100   125,250,626   2,808,310  X                           All  2,808,310
                                             26,145,412     586,220  X                           All                         586,220
Johnson & Johnson       common  478160104    85,035,000   1,700,700  X                           All  1,700,700
                                             22,170,000     443,400  X                           All                         443,400
Kimberly-Clark
  Corporation           common  494368103   125,039,915   2,236,850  X                           All  2,236,850
                                             27,575,582     493,302  X                           All                         493,302
Markel Corporation      common  570535104    89,040,835     453,134  X                           All    453,134
                                             13,787,619      70,166  X                           All                          70,166
Northrop Grumman
  Corporation           common  666807102    63,307,035     790,350  X                           All    790,350
                                             17,501,850     218,500  X                           All                         218,500
PanAmSat Corporation    common  697933109    71,685,000   1,843,750  X                           All  1,843,750
                                             16,788,384     431,800  X                           All                         431,800
Procter & Gamble
  Company               common  742718109    86,334,160   1,353,200  X                           All  1,353,200
                                             20,894,500     327,500  X                           All                         327,500
Raytheon Company
  Class A               common  755111507    52,478,517   1,976,592  X                           All  1,976,592
                                             11,402,827     429,485  X                           All                         429,485
Tribune Company         common  896047107   128,428,099   3,209,900  X                           All  3,209,900
                                             27,722,929     692,900  X                           All                         692,900

                                          --------------
Total                                     3,639,226,922
                                          ==============

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